Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment
Property, plant and equipment

Note 5: Property, plant and equipment

		Equipment	Fixture	Office, IT
	Equipment	and tooling	and	equipment,
(Amounts in thousands of euros)	and tooling	(finance lease)	fittings	furniture	Total
GROSS AMOUNT
As of January 1,2019	279	181	90	90	640
Addition	7	—	1	1	9
Exchange effect	(1)	—	(1)	1	(1)
As of December 31, 2019	285	181	90	92	648
Addition	30	—	—	5	35
Exchange effect	(18)	—	(5)	(3)	(26)
As of December 31, 2020	297	181	85	94	657

DEPRECIATION
As of January 1,2019	153	107	38	47	345
Increase	38	36	35	9	118
Exchange effect	(1)	—	(2)	3	—
As of December 31, 2019	190	143	71	59	463
Increase	40	37	18	9	104
Exchange effect	(18)	—	(4)	(1)	(23)
As of December 31, 2020	212	180	85	67	544

NET BOOK VALUE
As of January 1,2019	126	74	52	43	295
As of December 31, 2019	95	38	19	33	185
As of December 31, 2020	85	1	—	26	114

No impairment was recognized on tangible assets of the Company in the years ended December 31, 2019, and 2020, respectively.